LEASES (Details 2) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
LEASES
Lease liabilities, current	$ 101,588	$ 0
Lease liabilities, non-current	0	0
Total operating lease liabilities	$ 101,588	$ 0